Wilson Bank Holding Company - Parent Company Financial Information - Statements of Earnings and Comprehensive Earnings - Parent Company Only - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Parent Company Only Financial Information [Line Items]
Unrealized gains (losses) on available-for-sale securities arising during period, net of taxes	$ 1,830	$ 35	$ 2,454
Reclassification adjustment for net gains included in net earnings, taxes	176	71	209
Wilson Bank Holding Company [Member]
Parent Company Only Financial Information [Line Items]
Unrealized gains (losses) on available-for-sale securities arising during period, net of taxes	1,830	35	2,454
Reclassification adjustment for net gains included in net earnings, taxes	$ 176	$ 71	$ 209